Initial Public Offering (Details) - USD ($)		1 Months Ended		5 Months Ended	6 Months Ended
	Nov. 16, 2020	Oct. 19, 2020	Oct. 19, 2020	Dec. 31, 2020	Jun. 30, 2021
Initial Public Offering (Details) [Line Items]
Price per unit					$ 11.50
Deferred underwriting commissions					$ 4,000,000.0
Net proceeds				$ 3,800,000
Purchase additional unit				1,725,000	12,500,000
Forfeited shares	431,250
Issued and outstanding shares after the initial public offering	20.00%
Underwriting discount per unit				$ 0.20
Underwriting discount				$ 2,300,000
Aggregate payable per unit				$ 0.35
Aggregate payable amount				$ 4,000,000.0
Maximum [Member]
Initial Public Offering (Details) [Line Items]
Common stock shares outstanding	3,306,250
Minimum [Member]
Initial Public Offering (Details) [Line Items]
Common stock shares outstanding	2,875,000
Initial Public Offering [Member]
Initial Public Offering (Details) [Line Items]
Initial public offering units		11,500,000	11,500,000
Price per unit		$ 10.00	$ 10.00
Gross proceeds		$ 115,000,000.0	$ 115,000,000.0
Offering costs		6,700,000	6,700,000
Deferred underwriting commissions		$ 4,000,000.0
Initial Public Offering [Member] | Public Units [Member]
Initial Public Offering (Details) [Line Items]
Deferred underwriting commissions			$ 4,000,000.0
Private Placement [Member]
Initial Public Offering (Details) [Line Items]
Price per unit		$ 10.00	$ 10.00	$ 1.50	$ 1.50
Net proceeds		$ 115,000,000.0	$ 115,000,000.0
Class A Common Stock [Member]
Initial Public Offering (Details) [Line Items]
Price per unit				11.50	11.50
Common stock, par value				$ 0.0001	$ 0.0001
Purchase additional unit					5,000,000
Common stock shares outstanding				1,715,792	1,821,062
Class A Common Stock [Member] | Initial Public Offering [Member]
Initial Public Offering (Details) [Line Items]
Deferred underwriting commissions		$ 4,000,000.0	$ 4,000,000.0